Stockholders’ Equity (Deficit) / Members' Equity (Deficit) and Noncontrolling Interests - Schedule of Noncontrolling Interests (Details)	Dec. 31, 2024	Dec. 31, 2023
Entities 1-3
Noncontrolling Interest [Line Items]
Noncontrolling Interest	99.00%	99.00%
Company ownership	1.00%	1.00%
Total	1	1
Entity 4
Noncontrolling Interest [Line Items]
Noncontrolling Interest	95.00%	95.00%
Company ownership	5.00%	5.00%
Total	1	1
Entity 5
Noncontrolling Interest [Line Items]
Noncontrolling Interest	92.00%	77.00%
Company ownership	8.00%	23.00%
Total	1	1
Entity 6
Noncontrolling Interest [Line Items]
Noncontrolling Interest	78.00%	75.00%
Company ownership	23.00%	25.00%
Total	1.01	1
Entity 7
Noncontrolling Interest [Line Items]
Noncontrolling Interest	75.00%	70.00%
Company ownership	25.00%	30.00%
Total	1	1
Entity 8
Noncontrolling Interest [Line Items]
Noncontrolling Interest	70.00%	68.00%
Company ownership	30.00%	32.00%
Total	1	1
Entity 9
Noncontrolling Interest [Line Items]
Noncontrolling Interest	68.00%	67.00%
Company ownership	32.00%	33.00%
Total	1	1
Entity 10
Noncontrolling Interest [Line Items]
Noncontrolling Interest	67.00%	58.00%
Company ownership	33.00%	42.00%
Total	1	1
Entity 11
Noncontrolling Interest [Line Items]
Noncontrolling Interest	52.00%	52.00%
Company ownership	48.00%	48.00%
Total	1	1